CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Cost of products sold	549,490	572,611	576,850
Gross profit	605,852	645,181	664,037
Selling and administrative expenses	426,376	449,801	461,227
(Gain) loss on disposal of fixed assets	(1,629)	(910)	269
Special charges	75,905	44,413	4,720
Operating income	105,200	151,877	197,821
Interest income	(79)	(97)	(158)
Interest expense	159,003	164,233	91,451
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before income taxes	(52,777)	(12,259)	96,835
Provision for income taxes	5,823	2,625	40,668
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	$ (83,996)	$ (48,449)	$ 53,718